Vanguard Strategic Equity Fund
Vanguard Strategic Small-Cap Equity Fund
Vanguard Growth and Income Fund
Vanguard Equity Income Fund
Vanguard Energy Fund
Vanguard Variable Insurance Fund Equity Income
Portfolio
Vanguard Variable Insurance Fund Small Company
Growth Portfolio

Supplement to the Prospectus and Summary Prospectus

Prospectus and Summary Prospectus Text Changes

All references to Michael R. Roach are removed from the prospectus and summary prospectus. James P. Stetler and Binbin Guo, who served as co-managers with Mr. Roach, remain as joint portfolio managers of the Vanguard portion of the Fund.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 114 052017

Vanguard Horizon Funds®

Supplement to the Statement of Additional Information Dated January 27, 2017

Important Change to Vanguard Strategic Equity Fund and Vanguard Strategic Small-Cap Equity Fund

In the Investment Advisory Services section, all references to Michael R. Roach are removed. James P. Stetler and Binbin Guo, who served as co-managers with Mr. Roach, remain as joint portfolio managers of each Fund.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 69A 052017